Intangible assets, net	12 Months Ended
Dec. 31, 2023
Intangible assets, net
Intangible assets, net

8.Intangible assets, net

Intangible assets consists of the following:

		As of December 31, 2023
	Weighted-
	average	Gross			Net
	amortization	carrying	Accumulated	Impairment	carrying
	period	amount	amortization	amount	amount
	Year	RMB	RMB	RMB	RMB
Customer relationship	3-5.5	1,347	(592)	(755)	—
Software	3	3,867	(3,544)	—	323
Brand	8-10	2,278	(1,015)	—	1,263
License	15	22,359	(5,191)	(3,600)	13,568
Crypto assets	—	4,838	—	(2,830)	2,008
Total		34,689	(10,342)	(7,185)	17,162

		As of December 31, 2022
	Weighted-
	average	Gross			Net
	amortization	carrying	Accumulated	Impairment	carrying
	period	amount	amortization	amount	amount
	Year	RMB	RMB	RMB	RMB
Customer relationship	3-5.5	3,540	(1,971)	(1,569)	—
Software	3	4,836	(4,144)	(167)	525
Brand	8-10	5,033	(1,630)	(2,100)	1,303
Backlog	3	800	(800)	—	—
License	15	22,340	(3,954)	(3,600)	14,786
Crypto assets	—	4,010	—	(2,285)	1,725
Total		40,559	(12,499)	(9,721)	18,339

Amortization expenses were RMB3,619, RMB2,657 and RMB1,389 for the years ended December 31, 2021, 2022 and 2023, respectively.

The impairment loss of intangible assets were nil, RMB5,377 and nil for the years ended December 31, 2021, 2022 and 2023, respectively.

As of December 31, 2023, expected amortization expense relating to the existing intangible assets for each of the next five years and thereafter is as follows:

Amount
RMB
2024	1,708
2025	1,694
2026	1,586
2027	1,471
2028	1,241
Thereafter	7,454
15,154